Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2012 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2011 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC	Dec. 31, 2013 Non-PRC USD ($)	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Income Taxes [Line Items]
Non-PRC subsidiaries, corporate income tax rates																0.00%	35.00%
Enterprise income tax rate									25.00%	25.00%	25.00%	25.00%
Preferential tax rate						15.00%	15.00%	15.00%
Income tax rate on PRC tax resident enterprises	25.00%	25.00%
Deferred tax assets valuation allowance	$ 41,968,713	254,066,000
Net tax operating losses									170,510,762	1,032,221,000	884,532,000		139,535,491	844,706,000	627,705,000
Net operating loss carry forwards, expire period									2029	2029	2029		2016	2016
Unrecognized tax benefits	$ 23,700,000	143,473,000	143,473,000	143,473,000	143,473,000